Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000245159 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000245159 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245159 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245159 | Apple
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245159 | Hilton Domestic Operating
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245159 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245159 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245159 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245159 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245159 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245159 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000245159 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000245159 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000245159 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000245159 | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245160 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000245160 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245160 | Yum! Brands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245160 | Apple
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245160 | Hilton Domestic Operating
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245160 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245160 | Applied Systems
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000245160 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245160 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245160 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245160 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000245160 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000245160 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000245160 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000245160 | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%